Summary of Significant Accounting Policies - Insurance and Revenues (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2017 USD ($) $ / shares shares	Nov. 30, 2016 derivative	Nov. 24, 2016 derivative	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Dec. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)	Dec. 26, 2013 derivative	Jan. 01, 2016 USD ($)
Self-Insurance Reserves
Maximum loss before additional coverage applies						$ 7,000,000		$ 5,000,000
Derivative Financial Instruments
Cash flow hedge ineffectiveness during the period						0	$ 0	0	$ 0
Revenue Recognition and Gift Cards
Gift card breakage income						568,000	452,000	627,000	511,000	$ 355,000
Sales Returns and Allowances
Allowance for sales returns				$ 6,892,000		6,892,000		4,887,000	3,720,000
Advertising and Pre-opening Expense
Pre-opening expenses				6,700,000	$ 5,046,000	13,825,000	10,989,000	13,732,000	7,380,000	7,412,000
Loss on Early Extinguishment of Debt Abstract
Common stock, par value | $ / shares	$ 0.001
Payments on term loans	$ 192,000,000					196,625,000	900,000	98,334,000	1,667,000	1,467,000
Loss on extinguishment of debt				$ 0	$ 0	(5,442,000)	(153,000)	(1,813,000)	0	0
Selling and store operating expenses and pre-opening expenses
Advertising and Pre-opening Expense
Advertising expense						$ 31,938,000	$ 25,404,000	$ 33,497,000	$ 24,478,000	$ 17,359,000
Interest Rate Cap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative		2	2
Interest Rate Swap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative											2
Minimum
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin						3 months		3 months
Stock-Based Compensation
Period of vesting provision						3 years		3 years
Maximum
Revenue Recognition and Gift Cards
Number of days customers may store merchandise						14 days		14 days
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin						6 months		6 months
Stock-Based Compensation
Period of vesting provision						5 years		5 years
Retained earnings | Accounting Standards Update 2016-09 [Member]
Stock-Based Compensation
Cumulative effect of adoption												$ (148,000)
Additional paid-in capital | Accounting Standards Update 2016-09 [Member]
Stock-Based Compensation
Cumulative effect of adoption												$ 238,000
IPO
Loss on Early Extinguishment of Debt Abstract
Number of shares issued | shares	10,147,025
Net proceeds	$ 192,000,000